INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES (Tables)
Schedule of net deferred tax assets
	December 31	December 31
	2020	2019
Deferred tax assets
Net operating losses	$(87,892)	$(8,000)
Deferred tax liability
Net deferred tax assets	18,457	1,680
Less valuation allowance	(18,457)	(1,680)
Deferred tax asset - net valuation allowance	$-	$-

	December 31	December 31,
	2019	2018
Deferred tax assets
Net operating losses	$(8,000)	$(2,371)
Deferred tax liability
Net deferred tax assets	1,680	498
Less valuation allowance	(1,680)	(498)
Deferred tax asset - net valuation allowance	$-	$-